Interests in Other Entities	12 Months Ended
Jun. 30, 2025
Interests in Other Entities [Abstract]
Interests in other entities

Note 10. Interests in other entities

(a) Material subsidiaries

The Company’s subsidiaries at 30 June 2025 are set out below. Unless otherwise stated, they have share capital consisting solely of ordinary shares that are held directly by the Company, and the proportion of ownership interests held equals the voting rights held by the Company. The country of incorporation or registration is also their principal place of business.

		Percentage of Ownership
	Country of Incorporation	30 June 2025	30 June 2024

Parent Entity:
Immuron Limited	Australia	—	—

Subsidiaries of Immuron Limited:
Immuron Inc.	USA	100%	100%
Anadis ESP Pty Ltd	Australia	100%	100%
IMC Canada Ltd.	Canada	100%	100%

(b) Interests in associates

Immuron acquired 17.5% interest in Ateria Health Limited (Ateria) on 25 November 2022 with cash consideration. Ateria is a U.K. based company that has developed ground-breaking product for the treatment of irritable bowel syndrome (IBS). The strategic investment advances Immuron’s objective to enter the broader IBS market with leading products and strengthen the distribution of Immuron’s Travelan® products through B2C online platforms and pharmacy and retail channels (B2B) in target markets. Ateria has the same financial year end date of 30 June as that of Immuron. On 22 February 2024, Immuron received 471,306 shares in Ateria upon satisfying performance milestones. This increased Immuron’s interest in Ateria to 23.6%. Steve Lydeamore resigned from the Ateria Board of Directors on 1 May 2024.

Impairment

During the 2025 fiscal year, Ateria continued to experience significant financial difficulty and generate negative EBITDA. Therefore, the Company’s investment in Ateria continues to be fully impaired to $NIL.

Name of entity	Place of business/ country of incorporation	Ownership interest held by the group
		2025%	2024%
Ateria Health Limited	United Kingdom	23.6	23.6

(i)	Summarised financial information for associates

	30 June 2025	30 June 2024	30 June 2023
The group’s share of loss for the period	-	(1,456,019)	(324,340)

Recognised in:	Note	30 June 2025	30 June 2024	30 June 2023
Share of loss for the year - 23.6% (2024: 23.6%)		-	(291,711)	(324,340)
Impairment of investment in associate	8(c)(i)	-	(1,164,308)	-
		-	(1,456,019)	(324,340)

The group’s share of losses of Ateria for the year was $39,379. As the carrying amount of the investment has beenreduced to $NIL, and the group has no further obligations in respect of the associate, the group has discontinued recognising its share of further losses. The cumulative amount of unrecognised losses as at 30 June 2025 is $39,379.

Reconciliation of the consolidated entity’s carrying amount	2025 $	2024 $
Opening carrying amount	-	159,066
Initial Investment in Ateria Health Limited	-	-
Acquisition of shares (Note 8(c) (iii))	-	1,195,350
Share of loss in Ateria for the period	-	(190,108)
Impairment of investment in Ateria	-	(1,164,308)
	-	-